CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	¥ 656,179	$ 102,969	¥ 299,109	¥ 165,508
Restricted cash	698	110	1,893	893
Term deposits	1,609,864	252,623	160,349	69,762
Short-term investments	127,514	20,010		2,501
Accounts receivable - third parties, net	158,725	24,907	202,172	177,232
Accounts receivable - related parties, net	304	48	12,442	10,208
Contract assets	21,118	3,314	18,342	15,582
Amounts due from related parties			6,242	6,452
Prepayments and other current assets	136,665	21,444	96,452	67,761
Total current assets	2,711,067	425,425	797,001	515,899
Non-current assets:
long-term investments	127,748	20,046	47,300	35,228
Property and equipment, net	14,094	2,212	7,720	9,092
Intangible assets, net	48,397	7,595	10,006	11,515
Goodwill	121,805	19,114
Other non-current assets	3,128	491	4,795	3,706
Total non-current assets	315,172	49,458	69,821	59,541
Total assets	3,026,239	474,883	866,822	575,440
Current liabilities:
Short term borrowings	5,500	863	20,000	26,838
Accounts payable	148,019	23,227	115,549	120,297
Contract liabilities	285,936	44,870	177,376	121,748
Amounts due to a related parties	794	125	4,266	3,744
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder			230,087
Payable for business acquisition	93,511	14,674
Accrued expenses and other current liabilities	166,987	26,204	85,729	64,608
Warrant liabilities, current portion			37,903
Total current liabilities	700,747	109,963	670,910	337,235
Non-current liabilities:
Non-current warrant liabilities			9,650	4,709
Long-term borrowings	8,004	1,256		104,198
Deferred income tax liabilities	8,883	1,394	185	259
Other non-current liabilities	3,334	523
Total non-current liabilities	20,221	3,173	9,835	109,166
Total liabilities	720,968	113,136	680,745	446,401
Commitments and contingencies (Note 21)
MEZZANINE EQUITY
Total mezzanine equity			2,789,401	1,424,129
SHAREHOLDERS' DEFICIT:
Additional paid-in capital	11,066,975	1,736,650
Treasury stock	(81,638)	(12,811)
Subscription receivables				(23,220)
Accumulated other comprehensive income (loss)	(232,268)	(36,448)	75,733	(77,494)
Accumulated deficit	(8,446,942)	(1,325,510)	(2,681,632)	(1,168,156)
Total shareholders' (Deficit attributable to Cloopen Group Holding Limited"	2,306,336	361,914	(2,605,837)	(1,268,813)
Non-controlling interests	(1,065)	(167)	2,513	(26,277)
Total shareholders' equity (deficit)	2,305,271	361,747	(2,603,324)	(1,295,090)
Total liabilities, mezzanine equity and shareholders'Deficit	3,026,239	474,883	866,822	575,440
Series A Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Mezzanine equity			380,664	174,528
Series B Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Mezzanine equity			404,394	202,954
Series C Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Mezzanine equity			943,228	607,847
Series D Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Mezzanine equity			268,573	208,826
Series E Redeemable Convertible Preferred Stock
MEZZANINE EQUITY
Mezzanine equity			437,249	229,974
Series F Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Mezzanine equity			691,472
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT:
Ordinary Shares	192	30	29	24
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT:
Ordinary Shares	¥ 17	$ 3	33	¥ 33
Series C and Series E Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Subscription receivables			¥ (336,179)